Unaudited Condensed Consolidated Statement of Financial Position - GBP (£)	Sep. 30, 2023	Dec. 31, 2022
Non-current assets
Goodwill	£ 6,188,000	£ 6,321,000
Other intangible assets, net	29,629,000	33,602,000
Property, plant and equipment, net	49,675,000	37,648,000
Investment in joint venture	64,000	0
Right-of-use assets, net	18,162,000	14,794,000
Other receivables	674,000	100,000
Investments in equity instruments	2,145,000	2,145,000
Deferred tax asset	668,000	1,008,000
Total non-current assets	107,205,000	95,618,000
Current assets
Trade receivables	20,026,000	523,000
Other receivables and contract assets	13,787,000	14,618,000
Current tax assets	42,501,000	33,023,000
Inventories	0	50,000
Short term bank deposits	257,329,000	101,234,000
Cash and cash equivalents	109,283,000	404,577,000
Total current assets	442,926,000	554,025,000
Total assets	550,131,000	649,643,000
Capital and reserves
Share capital	62,000	61,000
Share premium	364,629,000	364,603,000
Deferred shares	0	0
Capital redemption reserve	3,000	3,000
Foreign exchange reserve	689,000	1,824,000
Share-based payment reserve	46,089,000	35,267,000
Fair value reserve	(199,000)	(199,000)
Merger reserve	54,213,000	54,213,000
(Accumulated losses)/retained earnings	(72,514,000)	23,106,000
Total equity attributable to owners of the parent	392,972,000	478,878,000
Non-current liabilities
Loans	306,000	313,000
Lease liabilities	15,692,000	10,942,000
Deferred tax liability, net	6,175,000	7,072,000
Contract liabilities and other advances	67,370,000	59,170,000
Provisions	1,260,000	1,243,000
Other payables	0	377,000
Total non-current liabilities	90,803,000	79,117,000
Current liabilities
Trade payables	10,314,000	30,740,000
Lease liabilities	2,304,000	2,641,000
Contract liabilities and other advances	22,531,000	38,812,000
Other payables	31,207,000	19,455,000
Total current liabilities	66,356,000	91,648,000
Total liabilities	157,159,000	170,765,000
Total equity and liabilities	£ 550,131,000	£ 649,643,000